Net income/(loss) per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income/(loss) attributable to ordinary shareholders	¥ (3,560)	¥ 49,405	¥ 12,184
Impact of subsidiaries' diluted earnings	(2)	(157)
Net income/(loss) attributable to ordinary shareholders – diluted	¥ (3,562)	¥ 49,248	¥ 12,184
Denominator:
Weighted average number of shares - basic	3,107,436,665	3,021,808,985	2,912,637,241
Adjustments for dilutive options and RSUs	0	87,215,045	54,684,562
Weighted average number of shares - diluted	3,107,436,665	3,109,024,030	2,967,321,803
Basic net income/(loss) per share attributable to ordinary shareholders	¥ (1.15)	¥ 16.35	¥ 4.18
Diluted net income/(loss) per share attributable to ordinary shareholders	¥ (1.15)	¥ 15.84	¥ 4.11